Other commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other commitments [abstract]
Contractual capital commitments	€ 7,638	€ 1,290	€ 288
Committed expenditures in property, plant and equipment	672	10,204	505
Estimated financial effect of contingent liabilities	€ 2,700	€ 2,700	€ 0